UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9533
                                                     ---------------------

                         Colonial Insured Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INSURED MUNICIPAL FUND

[photo of bridge]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



SEMIANNUAL REPORT
MAY 31, 2004

PRESIDENT'S MESSAGE


July 21, 2004

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial Insured Municipal Fund became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial Insured Municipal Fund, and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                         J. Kevin Connaughton
Chairman, Board of Trustees                President


J. Kevin Connaughton was named president of Colonial Insured Municipal Fund on February 27, 2004.




Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:


PRICE PER SHARE AS OF 05/31/04 ($)

Net asset value          14.24
------------------------------
Market price             14.18
------------------------------


SIX-MONTH (CUMULATIVE) TOTAL RETURN AS OF 05/31/04 (%)

Net asset value          -0.75
------------------------------
Market price             -4.00
------------------------------
Lipper Insured Municipal
Debt Funds (Leveraged)
Category average         -1.31
------------------------------

All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/03-05/31/04 ($)

                          0.52
------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed.


TOP 5 SECTORS AS OF 05/31/04 (%)

Local general obligations 12.5
------------------------------
Refunded/escrowed         10.3
------------------------------
Airports                   9.0
------------------------------
Hospitals                  8.6
------------------------------
Investor owned             5.3
------------------------------


QUALITY BREAKDOWN

AS OF 05/31/04 (%)

AAA                       79.1
------------------------------
AA                         4.9
------------------------------
A                          5.0
------------------------------
BBB                        2.7
------------------------------
BB                         1.2
------------------------------
Non-rated                  3.9
------------------------------
Cash equivalents           3.2
------------------------------

Sector breakdown is calculated as a percentage of net assets (including auction preferred shares). Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Rating Ltd.

Because the fund is actively managed, there is no guarantee that the fund will continue to invest in these sectors or maintain this quality breakdown in the future.




For the six-month period ended May 31, 2004, Colonial Insured Municipal Fund generated a total return of negative 0.75%, based on investment at net asset value. In an environment that was generally weak for bonds, the fund held up better than its peer group, the Lipper Insured Municipal Debt Funds (Leveraged) Category, which averaged a negative 1.31% return over the same period.1

Fund performance was helped by the pre-refunding of two holdings. An issuer pre-refunds bonds by issuing new bonds and investing those proceeds in US Treasury securities. The Treasury securities are pledged to pay off the pre-refunded bonds, therefore they usually increase in value and benefit the fund. The fund also benefited from securities that have short effective maturities. These bonds have premium coupons and are priced to a call date substantially shorter than their stated maturity. Many of the bonds were priced to a call date in 5 to 10 years and were purchased when interest rates were higher, so they also provided good income for the fund. Generally these bonds are less sensitive to changes in interest rates. They performed well for the fund when interest rates rose late in the period, but the fund's investments in non-callable bonds, particularly zero-coupon bonds, detracted from returns.

For the six-month period ended May 31, 2004, the fund had a return of negative 4.00%, based on its market price, as the discount to net asset value increased. Fears that short-term interest rates would rise and hurt the fund's high dividend yield put pressure on the stock's price. In addition, during the period, the fund was trading at a reasonably large premium which may have prompted holders to sell and capture some of that premium.

FUND AIDED BY HIGH-YIELD BONDS AND LEVERAGED POSITION

The fund was also helped by its holdings of high-yield bonds, which performed better as a category than higher quality bonds as interest rates rose and prices declined. High-yield bonds also provided the fund with higher income, which further contributed to the fund's total return. We also maintained the fund's competitive yield by not buying many bonds when interest rates were substantially lower.

Leveraged positions provided the fund with additional income during the period. We have, in effect, "borrowed against" the fund's investment positions by issuing preferred shares, which pay out a short-term variable rate. When those preferred shares were issued in 1999, we invested the



1 Lipper, Inc., a widely respected data provider in the industry, calculates an average return for mutual funds with similar investment objectives as the fund.

proceeds in bonds with longer maturities. During this reporting period, the payout rate of preferred shares was lower than the yield the fund earned from those longer-maturity bonds. However, the use of leverage increases the likelihood of share price volatility and market risk.

SOLD AIRLINE-RELATED SECURITIES

During the period we reduced our airline holdings. We sold Kenton County Kentucky, Delta Airlines bonds anticipating that business operation challenges could hurt the bond's value. In addition, we sold Dallas-Fort Worth, Texas American Airlines bonds. After recent court rulings, we believed that the sale price for these bonds may have reflected a higher value than the underlying assets backing them. The proceeds of these sales were used to buy bonds which generated income for the fund.

FOCUS ON INFLATION

We think the pace of inflation will be an important factor in determining how much the Federal Reserve Board (the Fed) raises short-term interest rates. Yields in the fixed-income markets rose at the end of the period in anticipation that the Fed would be aggressive in making a series of short-term rate increases by the end of this year. This market move may have been exaggerated. We believe that inflationary pressures may be less strong in the coming months and that the Fed may not have to raise rates as aggressively to achieve price stability. We expect to continue to focus on high-grade bonds with good call protection maturing in the 20-year range.

/s/ Kimberly A. Campbell

Kimberly Campbell has been the portfolio manager of Colonial Insured Municipal Fund since October 2003. During the period March 2004 to April 2004, Ms. Campbell was on a leave of absence. Ms. Campbell has worked for Columbia Management Advisors, Inc. or its predecessors since 1995.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the fund. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2004 (Unaudited)


MUNICIPAL BONDS - 98.4%              PAR ($)    VALUE ($)
-----------------------------------------------------------
EDUCATION - 3.6%
EDUCATION - 1.1%
DC Catholic University of America,
   Series 1999,
     5.625% 10/01/29                 1,000,000    1,047,820
                                               ------------
                              Education Total     1,047,820
                                               ------------

STUDENT LOAN - 2.5%
MA Educational Loan Authority,
   Issue G, Series 2000 A, AMT,
     5.950% 12/01/15                   395,000      414,888
MT Higher Education Student
   Assistance Corp., Series 1999 B, AMT,
     6.400% 12/01/32                 2,000,000    2,065,280
                                               ------------
                            Student Loan Total    2,480,168
                                               ------------
                              EDUCATION TOTAL     3,527,988
                                               ------------

-----------------------------------------------------------
HEALTH CARE - 11.9%
CONGREGATE CARE RETIREMENT - 1.1%
NY Dormitory Authority, Miriam Osborn
   Memorial Home, Series 2000 B,
     6.875% 07/01/19                   500,000      554,690
NY Suffolk County Industrial
   Development Agency, Jeffersons
   Ferry, Series 1999 A,
     7.200% 11/01/19                   550,000      571,923
                                               ------------
              Congregate Care Retirement Total    1,126,613
                                               ------------

HEALTH SERVICES - 2.2%
WI Health & Educational Facilities
   Authority, Marshfield Clinic,
   Series 1999,
     6.250% 02/15/29                 2,000,000    2,161,380
                                               ------------
                         Health Services Total    2,161,380
                                               ------------

HOSPITALS - 8.6%
CO Health Facilities Authority,
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   400,000      413,860
IA Finance Authority, Mercy Medical
   Center, Series 1999,
     5.750% 08/15/29                 1,000,000    1,044,980
IL Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      543,865
ME Health & Higher Educational
   Facilities Authority, Series 1999 B,
     6.000% 07/01/29                 1,500,000    1,614,165
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 B,
     5.375% 07/01/28                   200,000      191,026





                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
NV Henderson, Catholic Healthcare
   West, Series 1999 A,
     6.750% 07/01/20                   500,000      534,205
OH Jackson, Consolidated Health
   Systems, Series 1999,
     6.250% 10/01/29                 1,500,000    1,626,735
OK Industrial Authority,
   Series 1999 A,
     5.750% 08/15/29                 2,000,000    2,106,980
WA Health Care Facilities Authority,
   Kadlec Medical Center,
   Series 2001,
     5.875% 12/01/21                   300,000      318,462
                                               ------------
                              Hospitals Total     8,394,278
                                               ------------
                            HEALTH CARE TOTAL    11,682,271
                                               ------------

-----------------------------------------------------------
HOUSING - 4.6%
ASSISTED LIVING/SENIOR - 0.7%
DE Kent County, Heritage at Dover,
   Series 1999, AMT,
     7.625% 01/01/30                   245,000      202,309
NC Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29                   490,000      499,119
                                               ------------
                  Assisted Living/Senior Total      701,428
                                               ------------

MULTI-FAMILY - 0.5%
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000 A,  AMT,
     7.500% 07/01/40                   250,000      245,075
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A, AMT,
     7.450% 07/01/40                   250,000      246,585
                                               ------------
                            Multi-Family Total      491,660
                                               ------------

SINGLE FAMILY - 3.4%
AK Housing Finance Corp.,
   Series 1999 A-1,
     6.150% 06/01/39                 1,575,000    1,641,276
CA Rural Home Mortgage Finance
   Authority, Series 1998 A, AMT,
     6.350% 12/01/29                   255,000      260,799
CO Housing Finance Authority:
   Series 1998 D-2, AMT,
     6.350% 11/01/29                   705,000      715,215
   Series 2000 B-2, AMT,
     7.250% 10/01/31                   130,000      131,842
OK Housing Finance Agency,
   Series 2000 C-2, AMT,
     7.550% 09/01/28                   525,000      555,418
                                               ------------
                           Single Family Total    3,304,550
                                               ------------
                                HOUSING TOTAL     4,497,638
                                               ------------




 See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
----------------------------------------------------------
INDUSTRIAL - 0.5%
FOREST PRODUCTS - 0.5%
MN International Falls, Boise
   Cascade Corp., Series 1999, AMT,
     6.850% 12/01/29                   500,000      497,550
                                               ------------
                         Forest Products Total      497,550
                                               ------------
                              INDUSTRIAL TOTAL      497,550
                                               ------------

-----------------------------------------------------------
OTHER - 13.7%
OTHER - 2.3%
AL Incentives Financing Authority,
   Series 1999 A,
     6.000% 10/01/29                 2,000,000    2,193,820
                                               ------------
                                  Other Total     2,193,820
                                               ------------

POOL/BOND BANK - 1.0%
UT Water Finance Agency,
   Series 2002 B,
     5.125% 07/01/23                 1,000,000    1,013,640
                                               ------------
                          Pool/Bond Bank Total    1,013,640
                                               ------------

TOBACCO - 0.1%
NJ Tobacco Settlement Financing
   Corp., Series 2003,
     6.750% 06/01/39                   150,000      132,806
                                               ------------
                                Tobacco Total       132,806
                                               ------------

REFUNDED/ESCROWED (A) - 10.3%
AL Jefferson County Sewer Authority,
   Series 1999 A,
     5.750% 02/01/38                 2,000,000    2,243,720
NY Dormitory Authority,
   Series 1999 C,
     5.500% 07/01/29                 2,055,000    2,294,921
NY Metropolitan Transportation
   Authority, Series 1998 A,
     5.250% 07/01/28 (b)             1,500,000    1,655,115
PA Pittsburgh, Series 1999 A,
     5.750% 09/01/21                 1,250,000    1,391,938
TX Houston,
   Series 1999A,
     4.750% 12/01/24                 1,750,000    1,877,120
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000,
     6.750% 09/01/30                   500,000      596,355
                                               ------------
                       Refunded/Escrowed Total   10,059,169
                                               ------------
                                  OTHER TOTAL    13,399,435
                                               ------------

-----------------------------------------------------------
OTHER REVENUE - 0.1%
RECREATION - 0.1%
CT Gaming Authority, Mohegan
   Tribe Indians, Series 2001,
     6.250% 01/01/31 (c)               100,000      103,532
                                               ------------
                              Recreation Total      103,532
                                               ------------
                           OTHER REVENUE TOTAL      103,532
                                               ------------




                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
RESOURCE RECOVERY - 0.8%
DISPOSAL - 0.8%
CA Solid Waste Authority, Salinas
   Valley, Series 2002, AMT,
     5.125% 08/01/22                   750,000      754,178
                                               ------------
                                Disposal Total      754,178
                                               ------------
                       RESOURCE RECOVERY TOTAL      754,178
                                               ------------

-----------------------------------------------------------
TAX-BACKED - 27.2%
LOCAL APPROPRIATED - 2.7%
CA Sacramento City Financing
   Authority, City Hall &
   Redevelopment,
   Series 2002 A,
     5.000% 12/01/32                 1,000,000      976,240
OK Grady County Correctional
   Facility, Series 1999,
     6.000% 11/01/29                   500,000      536,315
TX Houston, Series 2000,
     6.400% 06/01/27                 1,000,000    1,111,630
                                               ------------
                      Local Appropriated Total    2,624,185
                                               ------------

LOCAL GENERAL OBLIGATIONS - 12.5%
CA Centinela Valley Unified School
   District, Series 2002 A,
     5.250% 02/01/22                   730,000      780,516
CA Empire Unified School District,
   No. 1987-1-A, Series 2002,
     (d) 10/01/18                    1,665,000      799,616
CA Morgan Hill Unified School
   District, Series 2002,
     (d) 08/01/21                    1,000,000      401,130
CA Union Elementary School
   District, Series 1999 A,
     (d) 09/01/16                    1,400,000      769,720
CA Vallejo Unified School
   District, Series 2002 A,
     5.900% 02/01/21                   500,000      571,165
CA West Covina Unified School
   District, Series 2002 A,
     5.800% 02/01/21                   320,000      363,789
CT East Hartford, Series 2003,
     5.000% 05/01/11                 1,000,000    1,093,050
IL Coles & Cumberland Counties
   Unified School District,
   Series 2000,
     (d) 12/01/14                    2,080,000    1,275,269
MI Jonesville Community Schools,
   Series 1999,
     5.750% 05/01/20                 2,000,000    2,156,280
PA Philadelphia, Series 1999 C,
     5.750% 03/01/29                 1,750,000    1,867,775
RI North Kingstown, Series 1999,
     5.875% 10/01/25                 2,000,000    2,172,660
                                               ------------
               Local General Obligations Total   12,250,970
                                               ------------




 See notes to investment portfolio.

May 31, 2004 (Unaudited)

MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 5.1%
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project, Series 1999,
     5.500% 12/15/24 (b)             2,000,000    2,088,040
MI Trunk Line Department of
   Treasury, Series 2004,
     5.250% 11/01/21                 1,000,000    1,074,800
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 2002 E:
     5.500% 07/01/21                   250,000      277,678
     5.500% 07/01/23                 1,000,000    1,104,060
VI Virgin Islands Public Finance
   Authority, Series 1999,
     6.500% 10/01/24                   350,000      389,837
                                               ------------
                Special Non-Property Tax Total    4,934,415
                                               ------------

SPECIAL PROPERTY TAX - 2.2%
CA Huntington Park Public Financing
   Authority Revenue, Series 2004,
     5.250% 09/01/19 (e)             1,190,000    1,260,626
CA Pittsburg Redevelopment Agency,
   Los Medanos Project, Series 1999,
     (d) 08/01/26                    2,500,000      709,075
FL Lexington Oaks Community
   Development District,
   Series 2000 A,
     7.200% 05/01/30                   185,000      193,279
                                               ------------
                    Special Property Tax Total    2,162,980
                                               ------------

STATE APPROPRIATED - 2.2%
IL Department of Central Management
   Services, Series 1999,
     5.850% 07/01/19                 2,000,000    2,187,860
                                               ------------
                      State Appropriated Total    2,187,860
                                               ------------

STATE GENERAL OBLIGATIONS - 2.5%
CA, Series 2002,
     6.000% 04/01/16                   500,000      577,190
MA, Series 2004 A,
     5.250% 08/01/20                 1,000,000    1,068,790
PR Commonwealth of Puerto Rico,
   Series 2004 A,
     5.000% 07/01/31                   750,000      804,600
                                               ------------
               State General Obligations Total    2,450,580
                                               ------------
                              TAX-BACKED TOTAL   26,610,990
                                               ------------

-----------------------------------------------------------
TRANSPORTATION - 21.1%
AIR TRANSPORTATION - 4.4%
FL Miami-Dade County Industrial
   Development Authority, Airis
   Miami II, LLC, Series 1999 A, AMT,
     6.000% 10/15/25                 1,000,000    1,072,830



                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
IL Chicago O'Hare International Airport,
   United Airlines, Inc., Series 2000 A, AMT,
     6.750% 11/01/11 (f)               500,000      166,425
MA Port Authority, US Airways, Inc.,
   Series 1999, AMT,
     6.000% 09/01/21                 2,500,000    2,594,900
MN Minneapolis & St. Paul Metropolitan
   Airport Commission, Northwest
   Airlines Corp., Series 2001 A, AMT,
     7.000% 04/01/25                   250,000      220,742
NC Charlotte/Douglas International
   Airport, US Airways, Inc.:
   Series 1998, AMT,
     5.600% 07/01/27                   200,000      107,000
   Series 2000, AMT,
     7.750% 02/01/28                   250,000      178,682
                                               ------------
                      Air Transportation Total    4,340,579
                                               ------------

AIRPORTS - 9.0%
DC Metropolitan Washington Airports
   Authority, Series 2003 A, AMT,
     5.500% 10/01/19                 1,000,000    1,048,910
NY Niagara Frontier Transportation
   Authority, Series 1999 A, AMT,
     5.625% 04/01/29                 2,000,000    2,063,780
TN Memphis-Shelby County, Airport
   Authority, Series 1999 D, AMT,
     6.000% 03/01/24                 5,280,000    5,661,427
                                               ------------
                               Airports Total     8,774,117
                                               ------------

PORTS - 4.4%
AL Docks Department, Series 1998,
     5.500% 10/01/22                 1,000,000    1,049,660
WA Seattle Special Port Authority,
   Terminal 18, Series 1999 A,
     6.000% 09/01/29                 3,000,000    3,272,520
                                               ------------
                                  Ports Total     4,322,180
                                               ------------

TOLL FACILITIES - 0.5%
CO Northwest Parkway Public Highway
   Authority, Series 2001 D,
     7.125% 06/15/41                   200,000      207,242
NY Triborough Bridge & Tunnel
   Authority, Series 2002,
     5.500% 11/15/20                   200,000      222,338
                                               ------------
                         Toll Facilities Total      429,580
                                               ------------

TRANSPORTATION - 2.8%
IN Transportation Financing Authority
   Highway Revenue, Series 2004 A,
     5.250% 06/01/20 (e)             1,000,000    1,046,760
NV Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                   250,000      244,578



 See notes to investment portfolio.

May 31, 2004 (Unaudited)

MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
----------------------------------------------------------
TRANSPORTATION (CONTINUED)
TRANSPORTATION (CONTINUED)
NY Metropolitan Transportation
   Authority, Series 2002 A,
     5.000% 11/15/30                 1,500,000    1,480,455
                                               ------------
                         Transportation Total     2,771,793
                                               ------------
                         TRANSPORTATION TOTAL    20,638,249
                                               ------------

-----------------------------------------------------------
UTILITY - 14.9%
INDEPENDENT POWER PRODUCERS - 1.3%
MI Midland County Economic
   Development Corp., Series 2000, AMT,
     6.875% 07/23/09                   500,000      515,875
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical
   & Environmental Cogeneration
   Facilities, AES Project, AMT,
   Series 2000,
     6.625% 06/01/26                   295,000      305,676
VA Pittsylvania County Industrial
   Development Authority,
   Multi-trade of Pittsylvania, L.P.,
   Series 1994 A, AMT,
     7.500% 01/01/14                   500,000      460,025
                                               ------------
             Independent Power Producers Total    1,281,576
                                               ------------

INVESTOR OWNED - 5.3%
CA Pollution Control Finance
   Authority, San Diego Gas
   & Electric Co.,
   Series 1991 A, AMT,
     6.800% 06/01/15                   500,000      559,330
HI Department of Budget & Finance,
   Hawaiian Electric Co.,
   Series 1999 C, AMT,
     6.200% 11/01/29                 2,000,000    2,190,360
TX Brazos River Authority:
   Houston Industries, Inc.,
   Series 1998 A,
     5.125% 05/01/19                 2,100,000    2,155,440
   TXU Electric Co.,
   Series 2003 C, AMT,
     6.750% 10/01/38                   300,000      314,787
                                               ------------
                          Investor Owned Total    5,219,917
                                               ------------

JOINT POWER AUTHORITY - 0.6%
NC Eastern Municipal Power Agency,
   Series 1999 D,
     6.700% 01/01/19                   500,000      550,585
                                               ------------
                   Joint Power Authority Total      550,585
                                               ------------




                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
MUNICIPAL ELECTRIC - 2.7%
CA Department of Water &
   Power Supply, Series 2002 A,
     5.500% 05/01/14                 1,000,000    1,101,130
TX Lower Colorado River Authority,
   Series 1999 A,
     5.500% 05/15/21                 1,500,000    1,588,605
                                               ------------
                      Municipal Electric Total    2,689,735
                                               ------------

WATER & SEWER - 5.0%
AZ Water System Revenue, Phoenix
   Civic Improvement Corp.,
   Series 2001,
     5.500% 07/01/21                 1,000,000    1,105,680
SC Lugoff-Elgin Water Authority,
   Series 1999,
     6.050% 11/01/31                 1,500,000    1,661,610
TX Houston,
   Utility System Revenue,
   Series 2004 A,
     5.250% 05/15/20 (e)             2,000,000    2,093,160
                                               ------------
                           Water & Sewer Total    4,860,450
                                               ------------
                                 UTILITY TOTAL   14,602,263
                                               ------------
TOTAL MUNICIPAL BONDS
   (cost of $89,676,996)                         96,314,094
                                               ------------

MUNICIPAL PREFERRED STOCK - 0.6%      SHARES
-----------------------------------------------------------
HOUSING - 0.6%
MULTI-FAMILY - 0.6%
Charter Mac Equity Issue Trust, AMT,
     7.100% 06/30/09 (c)               500,000      553,780
                                               ------------
TOTAL MUNICIPAL PREFERRED STOCK
   (cost of $500,000)                               553,780
                                               ------------

SHORT-TERM OBLIGATIONS - 3.3%        PAR ($)
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (G) - 3.3%
IA Finance Authority Private College
   Revenue, Drake University Project,
   Series 2001,
     1.140% 0701/31                    800,000      800,000
IL Health Facilities Authority
   Revenue, Series 2002,
     1.100% 11/15/27                   200,000      200,000
IN Development Finance Authority
   Revenue, Cathedral High School,
   Series 2001,
     1.140% 09/01/26                   900,000      900,000




 See notes to investment portfolio.

May 31, 2004 (Unaudited)

SHORT-TERM OBLIGATIONS (CONTINUED)   PAR ($)    VALUE ($)
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (G) (CONTINUED)
MI Jackson County Pollution Control
   Revenue, Chevron USA, Inc.:
   Series 1992,
     1.080% 12/01/16                   100,000      100,000
   Series 1993,
     1.080% 06/01/23                   700,000      700,000
SD Lower Brule Sioux Tribe, Tribal
   Purpose, Series 1999,
     1.090% 12/01/11                   500,000      500,000
                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,200,000)                           3,200,000
                                               ------------
TOTAL INVESTMENTS - 102.3%
   (cost of $93,376,996)(h)                     100,067,874
                                               ------------
OTHER ASSETS & LIABILITIES, NET - (2.3)%         (2,252,491)
-----------------------------------------------------------
NET ASSETS* - 100.0%                             97,815,383
                                               ============



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

*   Net assets represent both Common Shares and Auction Preferred Shares.

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) The security or a portion of the security pledged as collateral for open futures contracts. At May 31, 2004, the total market value of securities pledged amounted to $2,865,944.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to $657,312, which represents 0.7% of net assets.

(d) Zero coupon bond.
(e) Security purchased on a delayed delivery basis.
(f) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of this security represents 0.2% of net assets.

(g) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of May 31, 2004.

(h) Cost for federal income tax purposes is $93,280,566.




 At May 31, 2004, the Fund held the following open short futures contracts:

                                                          UNREALIZED
                             AGGREGATE     EXPIRATION    APPRECIATION
     TYPE        VALUE      FACE VALUE        DATE      (DEPRECIATION)
----------------------------------------------------------------------
10-Year U.S.
    Treasury
    Note        $12,525,750  $12,969,545     Jun-2004      $443,795
U.S. Long Bond    1,473,062    1,472,110     Sep-2004          (952)
                                                           --------
                                                           $442,843
                                                           ========

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A listing of these insurers at May 31, 2004 is follows:

                                                 % of
        Insurer                            Total Investments
-------------------------------------------------------------
MBIA Insurance Corp.                              24.7
Ambac Assurance Corp.                             20.9
Financial Guaranty Insurance Corp.                17.2
Financial Security Assurance, Inc.                14.3
Radian Asset Assurance, Inc.                       4.1
Federal Housing Administration                     1.6
ACA Financial Guaranty Corp.                       0.7
FNMA Collateralized                                0.3
                                                  ----
                                                  83.8
                                                  ----

         Acronym                       Name
--------------------------------------------------------
           AMT                Alternative Minimum Tax

 See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

May 31, 2004 (Unaudited)



ASSETS:

Investments, at cost                           $ 93,376,996
                                               ------------
Investments, at value                          $100,067,874
Cash                                                  2,831
Receivable for:
   Investments sold                               1,095,930
   Interest                                       1,350,676
   Futures variation margin                          66,940
Expense reimbursement due from
   Investment Advisor                                 6,746
Deferred Trustees' compensation plan                  4,115
Other assets                                          6,056
                                               ------------
   Total Assets                                 102,601,168
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                              4,338,050
   Distributions - common shares                    367,684
   Distributions - preferred shares                   4,081
   Preferred shares remarketing commissions           1,023
   Investment advisory fee                           28,348
   Custody fee                                          987
   Audit fee                                         25,592
   Transfer agent fee                                 2,770
   Reports to shareholders                           13,135
Deferred Trustees' fees                               4,115
                                               ------------
   Total Liabilities                              4,785,785
                                               ------------

Auction Preferred Shares (1,492 shares issued
   and outstanding at $25,000 per share)       $ 37,300,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital - common shares                $ 60,249,334
Undistributed net investment income                 115,221
Accumulated net realized loss                    (6,982,893)
Net unrealized appreciation on:
   Investments                                    6,690,878
   Futures contracts                                442,843
                                               ------------
Net assets at value applicable to 4,250,677
   common shares of beneficial interest
   outstanding                                 $ 60,515,383
                                               ============

Net asset value per common share               $      14.24
                                               ============



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)




INVESTMENT INCOME:

Interest                                       $  2,624,547
Dividends                                               248
                                               ------------
   Total Investment Income                        2,624,795
                                               ------------


EXPENSES:
Investment advisory fee                             325,746
Transfer agent fee                                   16,418
Pricing and bookkeeping fees                         27,674
Trustees' fees                                        2,795
Preferred shares remarketing commissions             46,806
Custody fee                                           4,609
Other expenses                                       45,668
                                               ------------
   Total Expenses                                   469,716
Fees and expenses waived or reimbursed
   by Investment Advisor                           (193,759)
Custody earnings credit                                (206)
                                               ------------
   Net Expenses                                     275,751
                                               ------------
Net Investment Income                             2,349,044
                                               ------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                      619,018
   Futures contracts                               (369,936)
                                               ------------
     Net realized gain                              249,082
                                               ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                   (3,308,282)
   Futures contracts                                424,189
                                               ------------
     Net change in unrealized
       appreciation/depreciation                 (2,884,093)
                                               ------------
Net Loss                                         (2,635,011)
                                               ------------
Net Decrease in Net Assets from Operations         (285,967)
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:

From net investment income                         (160,511)
                                               ------------
Net Decrease in Net Assets from Operations
   Applicable to Common Shares                 $   (446,478)
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2004          2003
-----------------------------------------------------------
OPERATIONS:
Net investment income           $  2,349,044   $  4,852,901
Net realized gain (loss) on
   investments written options
   and futures contracts             249,082     (2,927,156)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts              (2,884,093)     2,578,776
                                ------------   ------------
Net Increase (Decrease)
   from Operations                  (285,967)     4,504,521
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income          (160,511)      (354,708)
                                ------------   ------------
Net Increase (Decrease) in
   Net Assets from
   Operations Applicable
   to Common Shares                 (446,478)     4,149,813
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income        (2,205,425)    (4,448,141)
                                ------------   ------------

SHARE TRANSACTIONS:
Distributions reinvested -
   common shares                      46,934        167,020
                                ------------   ------------
Total Decrease in Net Assets
   Applicable to Common Shares    (2,604,969)      (131,308)

NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               63,120,352     63,251,660
                                ------------   ------------
End of period (including
   undistributed net investment
   income of $115,221 and
   $132,113, respectively)      $ 60,515,383   $ 63,120,352
                                ============   ============




                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2004          2003
-----------------------------------------------------------
Common Shares:
Issued for distributions reinvested    3,197         11,181
Outstanding at:
   Beginning of period             4,247,480      4,236,299
                                ------------   ------------
   End of period                   4,250,677      4,247,480
                                ------------   ------------

Preferred Shares:
Outstanding at end of period           1,492          1,492
                                ------------   ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)


NOTE 1. ORGANIZATION

Colonial Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to provide current income generally exempt from ordinary federal income tax.

FUND SHARES
The Fund may issue an unlimited number of common shares. On December 20, 1999, the Fund issued 1,492 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS
The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded on the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

May 31, 2004 (Unaudited)


INCOME RECOGNITION
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2004 was 1.05%. For the six months ended May 31, 2004, the Fund declared dividends to Auction Preferred shareholders amounting to $160,511, representing an average APS dividend rate of 0.86%.

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2003 was as follows: Distributions paid from:

   Tax-Exempt Income                             $4,802,018
   Ordinary Income*                                     831
   Long-Term Capital Gains                               --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                       $7,411,076
   Unrealized depreciation                         (623,768)
                                                 ----------
      Net unrealized appreciation                $6,787,308
                                                 ==========


The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

              YEAR OF                 CAPITAL LOSS
            EXPIRATION                CARRYFORWARD
            ----------                ------------
               2008                    $  936,392
               2010                     1,200,810
               2011                     2,232,409
                                       ----------
                                       $4,369,611
                                       ----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, Columbia has contractually agreed to waive a portion of its investment advisory fee so that such fees will not exceed 0.35% annually.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended

May 31, 2004 (Unaudited)


May 31, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.055%.

FEE WAIVERS
Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of investment advisory fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to APS. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Fund paid $691 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,751,051 and $6,839,610, respectively.

NOTE 6. PREFERRED SHARES

The Fund currently has outstanding 1,492 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2004, there were no such restrictions on the Fund.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES
CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Service, Inc. At May 31, 2004, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

                                             % OF TOTAL
INSURER                                      INVESTMENT
--------------------------------------------------------
MBIA Insurance Corp.                              24.7%
Ambac Assurance Corp.                             20.9
Financial Guaranty Insurance Corp.                17.2
Financial Security Assurance, Inc.                14.3

GEOGRAPHIC CONCENTRATION
The Fund has greater than 5% of its total investments at May 31, 2004 invested in debt obligations issued by the states of Alabama, California, Illinois, New York, Tennessee and Texas and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

May 31, 2004 (Unaudited)


INDUSTRY FOCUS
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

ISSUER FOCUS
As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                 (UNAUDITED)
                                                  SIX MONTHS                                                         PERIOD
                                                     ENDED                 YEAR ENDED NOVEMBER 30,                    ENDED
                                                    MAY 31, ----------------------------------------------------  NOVEMBER 30,
                                                     2004         2003         2002         2001         2000       1999 (a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   14.86    $   14.93    $   15.20    $   14.68    $   14.30    $    14.33
                                                     ---------    ---------    ---------    ---------    ---------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.55(b)      1.14(b)      1.21(b)(c)   1.24(b)      1.24(d)       0.06
Net realized and unrealized gain (loss) on investments,
   written options and futures contracts                 (0.61)       (0.08)       (0.25)(c)     0.51         0.55         (0.06)
                                                     ---------    ---------    ---------    ---------    ---------    ----------
   Total from Investment Operations                      (0.06)        1.06         0.96         1.75         1.79            --
                                                     ---------    ---------    ---------    ---------    ---------    ----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                               (0.04)       (0.08)       (0.12)       (0.26)       (0.35)           --
                                                     ---------    ---------    ---------    ---------    ---------    ----------
   Total from Investment Operations Applicable
      to Common Shareholders                             (0.10)        0.98         0.84         1.49         1.44            --
                                                     ---------    ---------    ---------    ---------    ---------    ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                               (0.52)       (1.05)       (1.11)       (0.97)       (0.93)           --
                                                     ---------    ---------    ---------    ---------    ---------    ----------
LESS SHARE TRANSACTIONS:
Offering costs-- common shares                              --           --           --           --           --(e)      (0.03)
Commission and offering costs-- preferred shares            --           --           --           --        (0.13)           --
                                                     ---------    ---------    ---------    ---------    ---------    ----------
   Total Share Transactions                                 --           --           --           --        (0.13)        (0.03)
                                                     ---------    ---------    ---------    ---------    ---------    ----------
NET ASSET VALUE, END OF PERIOD                       $   14.24    $   14.86    $   14.93    $   15.20    $   14.68    $    14.30
                                                     =========   ==========    =========    =========    =========    ==========
Market price per share-- common shares               $   14.18    $   15.30    $   15.09    $   16.50    $   12.63    $    15.00
                                                     =========   ==========    =========    =========    =========    ==========
Total return-- based on market value--
   common shares (f)(g)                                 (4.00)%(h)     8.77%       (1.72)%      39.25%       (9.77)%        0.00%(h)
                                                     =========   ==========    =========    =========    =========    ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)(j)                                           0.88%(k)(l)  0.88%(k)     0.87%(k)     0.87%(k)     0.86%(k)      0.55%(l)
Net investment income before preferred
   stock dividend (i)(j)                                  7.47%(l)     7.68%        8.04%(c)     8.11%        8.78%         4.38%(l)
Net investment income after preferred
   stock dividend (i)(j)                                  6.96%(l)     7.12%        7.22%(c)     6.42%        6.34%         4.38%(l)
Voluntary waiver/reimbursement (j)                        0.14%(l)     0.18%        0.13%        0.17%        0.48%         0.61%(l)
Portfolio turnover rate                                      7%(h)        4%          13%           8%          33%            7%(h)
Net assets, end of period (000's)-- common shares    $  60,515    $  63,120     $ 63,252     $ 64,290     $ 62,051      $ 54,422

(a)The Fund commenced investment operations on October 29, 1999. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 8.02% to 8.04% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.20% to 7.22%. The impact to the net investment income and the net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Rounds to less than $0.01 per share.
(f)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)Ratios reflect average net assets available to common shares only.
(k)Ratios calculated using average net assets of the Fund equals 0.55%, 0.55%, 0.55%, 0.55% and 0.54% for the six months ended May 31, 2004 and the years ended November 30, 2003, November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(l)Annualized.

ASSET COVERAGE REQUIREMENTS
                                                      INVOLUNTARY
                                          ASSET       LIQUIDATING     AVERAGE
                        TOTAL AMOUNT    COVERAGE      PREFERENCE   MARKET VALUE
                         OUTSTANDING    PER SHARE      PER SHARE     PER SHARE
--------------------------------------------------------------------------------
05/31/04 *               $37,300,000    $65,560        $25,003       $25,000
11/30/03                  37,300,000     67,306         25,002        25,000
11/30/02                  37,300,000     67,396         25,012        25,000
11/30/01                  37,300,000     68,090         25,001        25,000
11/30/00 **               37,300,000     66,589         25,020        25,000

*  Unaudited.
** On December 20, 1999, the Fund began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Items listed on the Fund's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Fund had 4,249,263 common shares outstanding. The votes cast were as follows:

         PROPOSAL 1:
         ELECTION OF TRUSTEES:                    FOR                WITHHELD
-------------------------------------------------------------------------------
         John J. Neuhauser                     4,118,785              40,513
         Patrick J. Simpson                    4,120,118              39,180
         Thomas C. Theobald                    4,116,521              42,777
         Anne-Lee Verville                     4,108,526              50,772
         Richard L. Woolworth                  4,120,118              39,180


On March 10, 2004, the record date of the Meeting, the Fund had 1,492 preferred shares outstanding. The votes cast were as follows:

         PROPOSAL 2:
         ELECTION OF TRUSTEES:                    FOR                WITHHELD
-------------------------------------------------------------------------------
         Douglas A. Hacker                       1,240                   0
         John J. Neuhauser                       1,240                   0
         Patrick J. Simpson                      1,240                   0
         Thomas E. Stitzel                       1,240                   0
         Thomas C. Theobald                      1,240                   0
         Anne-Lee Verville                       1,240                   0
         Richard L. Woolworth                    1,240                   0

DIVIDEND REINVESTMENT PLAN

COLONIAL INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

TRANSFER AGENT


--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Insured Municipal Fund is:

EquiServe
P.O. Box 43010
Providence, RI  02940-3010


The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial Insured Municipal
Fund.

COLONIAL INSURED MUNICIPAL FUND         SEMIANNUAL REPORT

                                                 ID-03/055S-0504 (07/04) 04/1527

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Colonial Insured Municipal Fund
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
    --------------------------------------------------------------------------